Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 6 Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are summarized as follows:

	September 30, 2025	December 31, 2024
Accounts payable	$5,789,574	$4,283,397
Accrued compensation and benefits	2,313, 363	2,176,070
Accrued interest	882,925	558,358
Accrued sales and use tax	1,210,044	999,547
Accrued financing lease	543,770	446,890
Other accrued liabilities	976,908	879,397
	$11,716,584	$9,343,659

Note 7 Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are summarized as follows:

	December 31, 2024	December 31, 2023

Accounts payable	$4,283,397	$416,798
Accrued compensation and benefits	2,176,070	1,240,038
Accrued interest	558,358	52,028
Accrued sales and use tax	999,547	761,873
Accrued financing lease	446,890	-
Other accrued liabilities	879,397	115,544
	$9,343,659	$2,586,281